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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
                 -------------------------------
   Address:      2755 Sand Hill Road
                 -------------------------------
                 Suite 200
                 -------------------------------
                 Menlo Park, CA  94025
                 -------------------------------

Form 13F File Number: 28-12255
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Ross
         -------------------------------
Title:   Chief Investment Officer
         -------------------------------
Phone:   650-926-1300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Ross               Menlo Park, CA       1/23/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-00096               Capital Guardian Trust Company
    28-11599               Grantham, Mayo, Van Otterloo & Co. LLC
    28-11866               Morgan Stanley Investment Management, Inc.
    28-07312               Security Capital Research and Management Incorporated
    28-04557               Wellington Management Company, LLP
    28-03791               Pzena Investment Management LLC
    28-05267               Delaware Management Business Trust
    28-12234               Redwood Investments, LLC
    28-00165               Wells Fargo & Co/MN

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none (0)
                                        --------------------

Form 13F Information Table Entry Total: three (3)
                                        --------------------

Form 13F Information Table Value Total: $876,403 (x1000s)
                                        --------------------
                                            (thousands)

List of Other Included Managers:        none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                       SHRS OR                                               VOTING AUTHORITY
                                             VALUE     PRN          SH/   PUT/   INVESTMENT   OTHER
TITLE OF CLASS                   CUSIP       (X1000)   AMT          PRN   CALL   DISCRETION   MANAGERS   SOLE         SHARED   NONE
MSCI Emerging Markets Index Fund 464287234   368,301    2,450,436   SH           SOLE                     2,450,436
MSCI Japan Index Fund            464286848   196,941   14,818,741   SH           SOLE                    14,818,741
MSCI EAFE Index Fund             464287465   311,161    3,963,840   SH           SOLE                     3,963,840